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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21853

NORTHERN LIGHTS VARIABLE TRUST

(Exact name of registrant as specified in charter)

450 Wireless Blvd, Hauppauge, New York 11788

  (Address of principal executive offices)     (Zip code)

Emile R. Molineaux, General Counsel

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end:  December 31st

Date of reporting period:  July 1, 2010 - June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2011 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

NORTHERN LIGHTS VARIABLE TRUST

By (Signature and Title)*                      /s/ Andrew B. Rogers

                       Andrew B. Rogers, President

Date 8/25/2011

* Print the name and title of each signing officer under his or her signature.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - ADAPTIVE ALLOCATION PORTFOLIO										Item 1, Exhibit 1
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date		(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
	Company Name	Ticker	CUSIP	Meeting Date	Meeting Type	Proposal Number	Description	Proposal Type	Y	Vote Cast	For/ Against Mgmt
1	Apple Inc.	AAPL	037833100	2/23/2011	Annual	1	Election of Directors: Nominees: 01-William V. Campbell, 02-Millard S. Drexler, 03-Albert A. Gore, Jr., 04-Steven P. Jobs, 05-Andrea Jung, 06-Arthur D. Levinson, 07-Ronald D. Sugar	MGMT	Y	FOR	FOR
2	Apple Inc.	AAPL	037833100	2/23/2011	Annual	2	Ratification of the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for fiscal year 2011.	MGMT	Y	FOR	FOR
3	Apple Inc.	AAPL	037833100	2/23/2011	Annual	3	Advisory vote on executive compensation.	MGMT	Y	FOR	FOR
4	Apple Inc.	AAPL	037833100	2/23/2011	Annual	4	Advisory vote on the frequency of the advisory vote on executive compensation.	MGMT	Y	1 YR	FOR
5	Apple Inc.	AAPL	037833100	2/23/2011	Annual	5	Shareholder proposal regarding succession planning, if properly presented at the meeting.	Shareholder	Y	AGAINST	FOR
6	Apple Inc.	AAPL	037833100	2/23/2011	Annual	6	Shareholder proposal regarding majority voting, if properly presented at the meeting.	Shareholder	Y	AGAINST	FOR
7	Analog Devices, Inc.	ADI	032654105	3/8/2011	Annual	1A	Election of Director: Ray Stata	MGMT	Y	FOR	FOR
8	Analog Devices, Inc.	ADI	032654105	3/8/2011	Annual	1B	Election of Director: Jerald G. Fishman	MGMT	Y	FOR	FOR
9	Analog Devices, Inc.	ADI	032654105	3/8/2011	Annual	1C	Election of Director: James A. Champy	MGMT	Y	FOR	FOR
10	Analog Devices, Inc.	ADI	032654105	3/8/2011	Annual	1D	Election of Director: John L. Doyle	MGMT	Y	FOR	FOR
11	Analog Devices, Inc.	ADI	032654105	3/8/2011	Annual	1E	Election of Director: John C. Hodgson	MGMT	Y	FOR	FOR
12	Analog Devices, Inc.	ADI	032654105	3/8/2011	Annual	1F	Election of Director: Yves-Andrea Istel	MGMT	Y	FOR	FOR
13	Analog Devices, Inc.	ADI	032654105	3/8/2011	Annual	1G	Election of Director: Neil Novich	MGMT	Y	FOR	FOR
14	Analog Devices, Inc.	ADI	032654105	3/8/2011	Annual	1H	Election of Director: F. Grant Saviers	MGMT	Y	FOR	FOR
15	Analog Devices, Inc.	ADI	032654105	3/8/2011	Annual	1I	Election of Director: Paul J. Severino	MGMT	Y	FOR	FOR
16	Analog Devices, Inc.	ADI	032654105	3/8/2011	Annual	1J	Election of Director: Kenton J. Sicchitano	MGMT	Y	FOR	FOR
17	Analog Devices, Inc.	ADI	032654105	3/8/2011	Annual	2	Vote on a non-binding proposal regarding the compensation of our named executive officers, all as more fully described in the proxy statement	MGMT	Y	FOR	FOR
18	Analog Devices, Inc.	ADI	032654105	3/8/2011	Annual	3	Vote on a non-binding proposal regarding the frequency of the vote on our executive compensation program	MGMT	Y	1 YR	Against
19	Analog Devices, Inc.	ADI	032654105	3/8/2011	Annual	4	Ratify the selection of Ernst & Young LLP as the company's independent registered public accounting firm	MGMT	Y	FOR	FOR
20	Intel Corporation	INTC	458140100	5/19/2011	Annual	1A	Election of Director: Charlene Barshefsky	MGMT	Y	FOR	FOR
21	Intel Corporation	INTC	458140100	5/19/2011	Annual	1B	Election of Director: Susan L. Decker	MGMT	Y	FOR	FOR
22	Intel Corporation	INTC	458140100	5/19/2011	Annual	1C	Election of Director: John J. Donahoe	MGMT	Y	FOR	FOR
23	Intel Corporation	INTC	458140100	5/19/2011	Annual	1D	Election of Director: Reed E. Hundt	MGMT	Y	FOR	FOR
24	Intel Corporation	INTC	458140100	5/19/2011	Annual	1E	Election of Director: Paul S. Otellini	MGMT	Y	FOR	FOR
25	Intel Corporation	INTC	458140100	5/19/2011	Annual	1F	Election of Director: James D. Plummer	MGMT	Y	FOR	FOR
26	Intel Corporation	INTC	458140100	5/19/2011	Annual	1G	Election of Director: David S. Pottruck	MGMT	Y	FOR	FOR
27	Intel Corporation	INTC	458140100	5/19/2011	Annual	1H	Election of Director: Jane E. Shaw	MGMT	Y	FOR	FOR
28	Intel Corporation	INTC	458140100	5/19/2011	Annual	1I	Election of Director: Frank D. Yeary	MGMT	Y	FOR	FOR
29	Intel Corporation	INTC	458140100	5/19/2011	Annual	1J	Election of Director: David B. Yoffie	MGMT	Y	FOR	FOR
30	Intel Corporation	INTC	458140100	5/19/2011	Annual	2	Ratification of selection of Ernst & Young LLP as our independent registered public accounting firm for current year	MGMT	Y	FOR	FOR
31	Intel Corporation	INTC	458140100	5/19/2011	Annual	3	Amendment and extension of the 2006 Equity Incentive Plan	MGMT	Y	FOR	FOR
32	Intel Corporation	INTC	458140100	5/19/2011	Annual	4	Amendment and extension of the 2006 Stock Purchase Plan	MGMT	Y	FOR	FOR
33	Intel Corporation	INTC	458140100	5/19/2011	Annual	5	Advisory vote on executive compensation.	MGMT	Y	FOR	FOR
34	Intel Corporation	INTC	458140100	5/19/2011	Annual	6	Advisory vote on the frequency of holding future advisory votes on executive compensation	MGMT	Y	1 YR	N/A
35	Cliffs Natural Resources Inc.	CLF	18683K101	5/17/2011	Annual	1A	Election of Director: J.A. Carrabba	MGMT	Y	FOR	FOR
36	Cliffs Natural Resources Inc.	CLF	18683K101	5/17/2011	Annual	1B	Election of Director: S.M. Cunningham	MGMT	Y	FOR	FOR
37	Cliffs Natural Resources Inc.	CLF	18683K101	5/17/2011	Annual	1C	Election of Director: B.L. Eldridge	MGMT	Y	FOR	FOR
38	Cliffs Natural Resources Inc.	CLF	18683K101	5/17/2011	Annual	1D	Election of Director: A.R. Gluski	MGMT	Y	FOR	FOR
39	Cliffs Natural Resources Inc.	CLF	18683K101	5/17/2011	Annual	1E	Election of Director: S.M. Green	MGMT	Y	FOR	FOR
40	Cliffs Natural Resources Inc.	CLF	18683K101	5/17/2011	Annual	1F	Election of Director: J.K. Henry	MGMT	Y	FOR	FOR
41	Cliffs Natural Resources Inc.	CLF	18683K101	5/17/2011	Annual	1G	Election of Director: J.F. Kirsch	MGMT	Y	FOR	FOR
42	Cliffs Natural Resources Inc.	CLF	18683K101	5/17/2011	Annual	1H	Election of Director: F.T. McAllister	MGMT	Y	FOR	FOR
43	Cliffs Natural Resources Inc.	CLF	18683K101	5/17/2011	Annual	1I	Election of Director: R. Phillips	MGMT	Y	FOR	FOR
44	Cliffs Natural Resources Inc.	CLF	18683K101	5/17/2011	Annual	1J	Election of Director: R.K. Riederer	MGMT	Y	FOR	FOR
45	Cliffs Natural Resources Inc.	CLF	18683K101	5/17/2011	Annual	1K	Election of Director: R.A. Ross	MGMT	Y	FOR	FOR
46	Cliffs Natural Resources Inc.	CLF	18683K101	5/17/2011	Annual	1L	Election of Director: A Schwartz	MGMT	Y	FOR	FOR
47	Cliffs Natural Resources Inc.	CLF	18683K101	5/17/2011	Annual	2	Proposal to amend the Second Amended Articles of Incorporation to increase the number of authorized Common Shares	MGMT	Y	AGAINST	Against
48	Cliffs Natural Resources Inc.	CLF	18683K101	5/17/2011	Annual	3	Advisory vote on named executive officer compensation, commonly known as "Say on Pay"	MGMT	Y	FOR	FOR
49	Cliffs Natural Resources Inc.	CLF	18683K101	5/17/2011	Annual	4	Advisory vote on the frequency of shareholder votes on our named executive officer compensation	MGMT	Y	1 YR	FOR
50	Cliffs Natural Resources Inc.	CLF	18683K101	5/17/2011	Annual	5	Sharholder Proposal regarding majority voting in Director elections	Shareholder	Y	AGAINST	FOR
51	Cliffs Natural Resources Inc.	CLF	18683K101	5/17/2011	Annual	6	Ratification of appointment of Deloitte and Touche LLP as our independent registered public accounting firm for the 2011 fiscal year	MGMT	Y	FOR	FOR
52	Altera Corporation	ALTR	021441100	5/10/2011	Annual	1A	Election of Director: John P. Daane	MGMT	Y	FOR	FOR
53	Altera Corporation	ALTR	021441100	5/10/2011	Annual	1B	Election of Director: Robert J. Finocchio, Jr.	MGMT	Y	FOR	FOR
54	Altera Corporation	ALTR	021441100	5/10/2011	Annual	1C	Election of Director: Kevin McGarity	MGMT	Y	FOR	FOR
55	Altera Corporation	ALTR	021441100	5/10/2011	Annual	1D	Election of Director: T. Michael Nevens	MGMT	Y	FOR	FOR
56	Altera Corporation	ALTR	021441100	5/10/2011	Annual	1E	Election of Director: Krish A. Prabhu	MGMT	Y	FOR	FOR
57	Altera Corporation	ALTR	021441100	5/10/2011	Annual	1F	Election of Director: John Shoemaker	MGMT	Y	FOR	FOR
58	Altera Corporation	ALTR	021441100	5/10/2011	Annual	1G	Election of Director: Susan Wang	MGMT	Y	FOR	FOR
59	Altera Corporation	ALTR	021441100	5/10/2011	Annual	2	To approve an amendment to the 2005 Equity incentive Plan to increase by 10,000,000 the number of shares of common stock reserved for issuance under the plan.	MGMT	Y	FOR	FOR
60	Altera Corporation	ALTR	021441100	5/10/2011	Annual	3	To approve an amendment to the 1987 Employee Stock Purchase Plan to increase by 1,000,000 the number of shares of common stock reserved for issuance under the plan.	MGMT	Y	FOR	FOR
61	Altera Corporation	ALTR	021441100	5/10/2011	Annual	4	To approve an amendment to our Amended and Restated Certificate of incorporation to eliminate supermajority voting.	MGMT	Y	FOR	FOR
62	Altera Corporation	ALTR	021441100	5/10/2011	Annual	5	To approve an amendment to our Amended and Restated Certificate of Incorporation to add a forum selection clause.	MGMT	Y	FOR	FOR
63	Altera Corporation	ALTR	021441100	5/10/2011	Annual	6	To approve an amendment to our By-Laws to provide that stockholders holding over 20% of our shares may call a special meeting of stockholders.	MGMT	Y	FOR	FOR
64	Altera Corporation	ALTR	021441100	5/10/2011	Annual	7	To approve, by non-binding vote, executive compensation.	MGMT	Y	FOR	FOR
65	Altera Corporation	ALTR	021441100	5/10/2011	Annual	8	To recommend, by non-binding vote, the frequency of executive compensation votes.	MGMT	Y	1 YR	FOR
66	Altera Corporation	ALTR	021441100	5/10/2011	Annual	9	To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for th fiscal year ending December 31, 2011.	MGMT	Y	FOR	FOR
67	Veeco Instruments Inc.	VECO	922417100	5/19/2011	Annual	1	Election of Directors: 01-THOMAS GUTIERREZ, 02-GORDON HUNTER, 03-PETER J. SIMONE	MGMT	Y	FOR	FOR
68	Veeco Instruments Inc.	VECO	922417100	5/19/2011	Annual	2	APPROVAL OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION	MGMT	Y	FOR	FOR
69	Veeco Instruments Inc.	VECO	922417100	5/19/2011	Annual	3	THE FREQUENCY OF HOLDING AN ADVISORY VOTE ON EXECUTIVE COMPENSATION	MGMT	Y	1 YR	Against
70	Veeco Instruments Inc.	VECO	922417100	5/19/2011	Annual	4	APPROVAL OF THE VEECO MANAGEMENT BONUS PLAN	MGMT	Y	FOR	FOR
71	Veeco Instruments Inc.	VECO	922417100	5/19/2011	Annual	5	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF THE COMPANY FOR THE FISCAL YEAR ENDING DECEMBER 31, 2011.	MGMT	Y	FOR	FOR
72	Roper Industries, Inc.	ROP	776696106	6/1/2011	Annual	1	Election of Directors: 01-RICHARD F. WALLMAN, 02-CHRISTOPHER WRIGHT	MGMT	Y	FOR	FOR
73	Roper Industries, Inc.	ROP	776696106	6/1/2011	Annual	2	THE ADOPTION, ON A NON-BINDING, ADVISORY BASIS, OF A RESOLUTION APPROVING THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS	MGMT	Y	FOR	FOR
74	Roper Industries, Inc.	ROP	776696106	6/1/2011	Annual	3	THE SELECTION, ON A NON-BINDING, ADVISORY BASIS, OF THE FREQUENCY OF THE STOCKHOLDER VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS	MGMT	Y	1 YR	Against
75	Roper Industries, Inc.	ROP	776696106	6/1/2011	Annual	4	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED ACCOUNTING FIRM OF THE COMPANY	MGMT	Y	FOR	FOR

Registrant: NORTHERN LIGHTS VARIABLE TRUST -ARROW DWA BALANCED VIT FUND									Item 1, Exhibit 2
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
N/A - The Arrow DWA Balanced VIT Fund has not commenced operations prior to June 30, 2011.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - AVANT TRACKING FUND PORTFOLIO									Item 1, Exhibit 3
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A Avant Tracking Fund Portfolio has not voted any proxies for the reporting period ended June 30, 2010.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - CHANGING PARAMETERS PORTFOLIO									Item 1, Exhibit 4
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type & Number	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Gamestop Corp	GME	36467W109	06/22/2010 Annual Meeting

Directors recommend:  A vote for election of the following nominees, 1 R. Richard Fontaine, 2 Jerome L. Davis, 3 Steven R. Koonin, 4 Stephanie M. Shern.  Proposals:  Proposal to ratify the appointment of BDO Seidman, LLP as the independent registered public accounting firm of the company for the fiscal year ending Jan 29, 2011.

						MGMT, 1-3	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
2	Weyerhaeuser Company	WY	962166104	04/14/2011 Annual Meeting

Proposals:  1A  Election of Director:  Wayne W. Murdy  1B  Election of Director:  John I Kieckhefer  1C  Election of Director:  Charles R. Williamson  2  Proposal to amend the articles of incorporation to give shareholders the right to call special meetings.  3  Proposal to approve the advisory (non-binding) resolution relating to executive compensation  4  Adviosry vote on the frequency of the advisory vote on executive compensation  5 Approval, on an advisory basis, of the appointmet of auditors

						MGMT, 1A-5	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
3	Citigroup Inc.	C	172967101	04/21/2011 Annual Meeting

Proposal to elect 14 directors:  1a  Alan JP Belda  1b  Timothy C Collins 1c  Jerry A Grundhofer  1d  Robert L Joss  1e  Michael E. O'Neil  1f  Vikram S Pandit  1g  Richard D Parsons  1h  Lawrence R Ricciardi  1i  Judith Rodin  1J  Robert L Ryan  1k  Anthony M Santomero  1l  Diana L Taylor  1m  William S Thompson Jr  1n  Ernesto Zedilla  2  Proposal to ratify the selection of KPMG LLP as Citi's independent registered public accounting firm for 2011  3  Proposal to approve an Amendment to the Citigroup 2009 Stock Incentive Plan  4  Approval of citi's 2011 Executive Performance Plan  5  Advisory Vote on Citi's 2010 Executive Compensation  6  Advisory Vote on the Frequency of Future Advisory Votes on Execute Compensation  7  Proposal to approve the Reverse Stock Split Extension  8  Stockholder proposal regarding political non-partisanship  9  Stockholder proposal requesting a report on restoring trust and confidence in the Financial Sytem  10  Stockholder proposal requesting a report on restoring trust and confidence in the Financial System  11  Stockholder proposal requesting that stockholders holding 15% or above have the right to call special stockholder meeting  12  Stockholder proposal requesting that the Audit Committee conduct an independent review and report on controls related to loans, foreclosures, and securitizations.

						MGMT, 1A-12	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
4	L-3 Communications Holdings, Inc.	LLL	502424104	04/26/2011 Annual Meeting

1.  Election of the three Class I directors listed herin whose terms expire in 2014  2  Ratification of the appointment of our independent registered public accounting firm for 2011  3  To approve, in a non-binding, advisory vote, the compensation paid to our named executive officers as described herin  4  To determine, in a non-binding, adviory vote, wheter a stockholder vote to approve the compensation paid to our named executive officersshould occur every one, two or three years; and 5  Transaction of such other business as may properly come before the Annual Meeting and any adjournments or postponements thereof.

						MGMT, 1-4	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
5	Bank of America	BAC	060505104	05/11/2011 Annual Meeting

Election of Directors:  1a  Mukesh D Ambani  1b  Susan S. Bies  1c  Frank P Bramble Sr  1d  Virgis W Colbert  1e  Charles K Gifford  1f  Charles O Holiday Jr  1g  D Paul Jones Jr  1h  Monica C Lozano 1i Thomas J May  1j  Brian T Moynihan  1k  Donald E Powell  1l  Charles O Rossotti  1m  Robert W. Scully  2  An advisory (non-binding) "say on pay"  vote to approve executive compensation  3  An advisory (non-binding) vote on the frequency of future advisory "say on pay"  votes  4  Ratification of the registered independent public accounting firm 2011  5  Stockholder Proposal-Disclosure of Government Employment  6  Stockholder Proposal - Stockholder Action by Written Consent  7  Stockholder Proposal - Mortgage Servicing Operations  8  Stockholder Proposal - Grassroots Lobbying  9  Stockholder Porposal - OTC Derivatives Trading  10  Stockholder Porposal - Cumulative Voting in Contested Elections  11  Stockholder Proposal - Recoupment of Incentive Compensation  12  Stockholder Proposal - Prohibition of Certain Relocation Benefits

						MGMT, 1A-12	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
6	Peabody Energy Corp	BTU	704549104	05/03/2011 Annual Meeting

1  Directors recommend:  A vote for election of the following nominees  1  01  Gregory H Boyce 02  William A Coley  03  William E James 04  Robert B Karin III  05 M Frances Keeth 06  Henry E Lentz  07  Robert A Malone  08  William C Rusnack  09  John F Turner  Propasals:  2  Ratification of appointment of independent registered public accounting firm  3  Advisory vote on executive compensation  4  Advisory vote on the frequency of future advisory votes on executive compensation  5  Approval of peabody's 2011 long-term equity incentive plan

						MGMT, 1-5	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
7	Starwood Hotels&Resorts Worldwide	HOT	85590A401	05/05/2011 Annual Meeting

Directors recommend:  A vote for election of the following nominees  1  01 Adam Aron  02 Charlene Barshefsky  03 Thomas Clarke  04 Clayton Dayley, Jr  05 Bruce Duncan  06 Lizanne Galbreath  07 Eric Hippeau  08 Stephen Quazzo  09 Thomas Ryder  10 Frits Van Paasschen  11 Kneeland Youndblood  Proposals:  2 To ratify the appointment of Ernst & Young LLP as the company's independent registred public accounting firm for the fiscal year ending Dec 31, 2011  3 Resolved, that the company stockholders approve, on an advisory basis, the compensation paid to our named executive officers, as disclosed pursuant to item 402 of regulation S-K, including the compensation discussion & analysis, compensation tables and narrative discussion, in our proxy statement for the 2011 annual meeting of stockholders.  4  To recommend, by non-binding vote, the frequency of executive compensation votes.

						MGMT, 1-4	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
8	Arch Coal, Inc.	ACI	039380100	04/28/2011 Annual Meeting

Directors recommend:  A vote for election of the following nominees  1 01  James R. Boyd  02  John W Eaves  03  David D Fredenthal  04  Douglas H Hunt  05  J Thomas Jones  06  Michael Perry  07  Peter I Wold  Proposals:  2  Ratification of the appointment of independent registered public accounting firm  3  Approval of executive compensation in an advisory vote  4  Advisory vote on frequency of say-on-pay votes

						MGMT, 1-4	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
9	Boston Scientific	BSX	101137107	05/10/2011 Annual Meeting

1  Proposal to elect 10 director nominees:   1a  Katharine T Bartlett  1b  Bruce L Byrnes  1c  Nelda J Connors  1d  J Raymond Elliott  1e  Kristina M Johnson  1f  Ernest Mario  1g  N J Nicholas Jr  1h  Pete M Nicholas  1i  Uwe E Reinhardt  1j  John E Sununu  2  Adviosry vote to approve Boston Scientific Corporation 2010 executive compensation  3  Advisory vote to recommend the frequency of holding an advisory vote on Boston Scienfific Corporation's executive compensation  4  Proposal to approve Boston Scientific Corporation's 2011 long-term incentive plan  5  Proposal to approve an amendmetn and restatement of Boston Scientific Corporation's 2006 Global Employee Stock Ownership plan  6  Proposal to ratifiy the appointment of Ernst & Young LLP as Boston Scientific Corporation's independent registered public accounting firm fo rthe 2011 fiscal year  7  In the discretion of the proxies to transact such other business as may properly come before the meeting or any adjournment or postponement thereof.

						MGMT, 1-7	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
10	Ford Motor Company	F	345370860	05/12/2011 Annual Meeting

The Board of Directors recommends you vote FOR the following proposals:  1  Election of Directors  1a  Stephen G Butler  1b  Kimberly A Casiano  1c  Anthony F Earley Jr  1d  Edsel B Ford II  1e  William Clay Ford Jr  1f  Richard A Gephardt  1g  James H Hance Jr  1h Irvine O Hockaday Jr  1i  Richard A Manoogian  1j  Ellen R Marram  1k  Alan Mulally  1l  Homer A Neal  1m  Gerald L Shaleen 1n  John L Thorton  2  Ratification of selection of independent registered public accounting firm  3  Say on Pay - An advisory vote to approve the compensation of the named executives  4  Say when on pay - an advisory vote on the frequency of a shareholder vote to approve the compensation of the names executives  5  Relating to disclosure of the company's political contributions  6  Relating to consideration of a recapitalization plan to provide that all of the company's outstanding stock have one vote per share  7  Relating to allowing holders of 10% of outstanding common stock to call special meetings of shareholders

						MGMT, 1-7	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
11	Forest Oil Corporation	FST	346091705	05/11/2011 Annual Meeting

Directors recommend:  A vote for election of the following nominees 1  01  H Craig Clark  02  James H Lee  Proposals:  2  Approval, on an advisory basis, of the compensation of forest's named executive officers  3  Approval on an advisory basis, of the frequency of holding future adviory votes on executive compensation  4  Ratify the appointement of Ernst & Young LLP as forests independent registered public accounting firm for the year ending Dec 31, 2011

						MGMT, 1-4	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
12	Frontier Communications Corp	FTR	35906A108	05/12/2011 Annual Meeting

Directors recommend:  A vote for election of the following nominees 1 01 Leroy T Barnes Jr  02  Peter C B Bynoe  03  Jeri B Finard  04  Edward Fraioli  05  James S Kahan  06  Pamela D A Reeve  07  Howard L Schrott  08  Larraine D Segil  09  Mark Shapiro  1-0  Myron A Wick III 11  Mary Agnes Wilderotter  Proposals  2  To consider and vote upon an advisory proposal on executive compensation  3  To consider and vote upon an advisory proposal on the frequency of the excutive compensation advisory proposal  4  To consider and vote upon a stockholder proposal if presented at the meeting  5  To ratify the selection of KPMG LLP as our indepedent registered public accounting firm for 2011

						MGMT, 1-5	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
13	Sprint Nextel Corp	S	852061100	05/10/2011 Annual Meeting

1.  Election of Directors - Nominees:  1a  Robert R Bennett  1b  Gordon M Bethune  1c  Larry C Glasscock  1d  james H Hance Jr  1e  Daniel R Hesse  1f  V Janet Hill  1g  Frank Ianna  1h  Sven-Christer Nilsson  1i  William R Nuti  1j  Rodney O'Neal  2  To ratify the appointment of KPMG LLP as the independent regisered public acounting firm of Sprint Nextel for 2011  3  To approve, by a non-binding advisory vote, our executive compensation  4  To recommend, by a non-binding advisory vote, the frequency of advisory votes on our executive compensation  5  To vote on a shareholder proposal concerning political contributions  6  To vote on a shareholder proposal concerning the retention fo equity awards  7  To vote on a shareholder proposal requesting change to a voting requirement

						MGMT, 1-7	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
14	Masco Corp	MAS	574599106	05/10/2011 Annual Meeting

Proposals - 1 Election of director:  1A  Verne G Istock  1B  J Michael Losh 1C  Timoth Wadhams  2  To approve, by non-binding advisory vote, the compensations paid to the company's named executive officers, as disclosed pursuant to the compensation disclosure rules of the SEC, including the compensation discussion and anaysis.  The compensation tables and the related materials disclosed in the proxy statement  3 To recommend by non-binding advisory vote, the frequency of the non-binding advisory votes on the company's executive compensation  4 To ratify the selection of pricewaterhousecoopers llp as independent auditors for the company for 2011

							Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
15	TRW Automotive Holdings Corp	TRW	87264S106	05/18/2011 Annual Meeting

Proposals:  1  The election of Francois J Castaing, Michael R Gambrell and Paul H O'Neill to three-year terms on the Board of Directors.  The Board has nominated each of these individuals, who are current directors, for re-election.  2  The ratification of the appointment of Ernst & Young LLP as TRW's independent registered public accounting firm for 2011.  Ernst & Young LLP served in this same capacity in 2010.  3  The approval, on an advisory basis, of the compensation of the names executive officers as disclosed in this proxy statement.  4  The approval, on an adviory basis, of the presentation to stockholders of an advisory vote on named executive officer compensation every one, two or three years.

						MGMT, 1-4	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
16	Dollar General	DG	256677105	05/25/2011 Annual Meeting

Directors recommend:  A vote for election of the following nominees  1  01  RAJ Agrawal  02  Warren F Bryant  03  Michael M Calbert  04  Richard W Dreiling  05  Adrian Jones  06  William C Rhodes III  07  David B Rickard  Proposals:  2  To approve, on an advisory and non-binding basis the compensation of dollar general corporation's named executive officers as disclosed in the proxy statement  3  To recommend, on an advisory and non-binding basis, the frequency of holding future advisory votes on executive compensation  4  To ratify Ernst Y Young LLP  as the independent registered public accounting firm for fiscal 2011

						MGMT, 1-4	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
17	Hertz Global Holdings, Inc.	HTZ	42805T105	05/26/2011 Annual Meeting

Directors recommend:  A vote for election of the following nominees  1  01 Michael J Durham  02  Mark P Frissora  03  David H Wasserman  04  Henry C Wolf  Proposals:  2  An advisory vote on the executive compensation paid to the named executive officers as disclosed in the compensation discussion and analysis and related tabular and narrative disclosures (Also known as a "say on pay" vote)  3  An advisory vote on whether the say on pay vote should be held every one, two or three years  4  The ratification of the selection of Price Waterhouse Coopers LLP as the corporation's independent registered public accounting firm for the year 2011

						MGMT, 1-4	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."
18	Chesapeake Energy Corporation	CHK	165167107	06/10/2011 Annual Meeting

Directors recommend:  A vote for election of the following nominees  1  01  Aubrey K McClendon  2  To approve an amendment to our long term incentive plan  3  To ratify the appointment of Price Waterhouse Coopers LLP as our independent registered public accounting firm for the fiscal year ending Dec 31, 2011  4  An Advisory vote on executive compensation  5  An Advisory vote on the frequency of holding an advisory vote on executive compensation  6  Shareholder proposal requesting an advisory shareholder vote on director compensation

						MGMT, 1-6	Y	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."	Mirror Vote: "Please vote in the same proportion as the votes of all other shareholders in the Fund."

Registrant: NORTHERN LIGHTS VARIABLE TRUST - CHARIOT ABSOLUTE RETURN ALL OPPORTUNITIES PORTFOLIO									Item 1, Exhibit 5
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - Chariot Absolute Return All Opportunities Portfolio has not voted any proxies for the reporting period ended June 30, 2011.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - DENT STRATEGIC PORTFOLIO									Item 1, Exhibit 6
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
4	N/A - Dent Strategic Portfolio has not voted any proxies for the reporting period ended June 30, 2011.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - ASTOR LONG/SHORT ETF PORTFOLIO									Item 1, Exhibit 18
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2010 through June 30, 2011

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2
3
N/A - Astor Long/Short ETF Portfolio has not commenced operations prior to June 30, 2011.